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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number    811-06567

Invesco Municipal Opportunity Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

  Registrant’s telephone number, including area code:    (713) 626-1919

  Date of fiscal year end:       2/28

  Date of reporting period:    11/30/14

Item 1. Schedule of Investments.

Invesco Municipal Opportunity Trust Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	VK-CE-MOPP-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–165.87%(a)

Alabama–2.03%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$1,580	$1,786,259
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	1,580	1,766,788
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	3,250	3,503,208
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	3,350	3,737,662
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (b)(c)	5.00%	01/01/36	1,815	2,063,401
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (d)	5.20%	06/01/25	1,250	1,260,925
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,600	1,602,720
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,050	3,540,623
				19,261,586

Alaska–0.68%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	5,730	6,479,255

Arizona–4.13%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (b)	5.00%	03/01/41	435	467,316
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (c)(e)(f)	5.00%	07/01/18	2,005	2,265,911
Series 2008 B, Highway RB (e)(f)	5.00%	07/01/18	610	689,379
Series 2008 B, Highway RB (c)(e)(f)	5.00%	07/01/18	3,925	4,429,873
Series 2011 A, Ref. Sub. Highway RB (c)	5.00%	07/01/36	4,095	4,577,514
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,155	1,170,870
Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,075	1,098,080
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	750	824,115
Series 2010, RB	5.13%	05/15/40	1,500	1,662,630
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	2,775	2,878,563
Navajo County Pollution Control Corp.; Series 2009 E, PCR (f)	5.75%	06/01/16	950	1,019,711
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/29	735	701,455
Series 2009, Education RB	7.00%	01/01/39	835	773,018
Series 2009, Education RB	7.13%	01/01/45	790	734,400
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (g)	6.50%	07/01/34	630	707,402
Phoenix (City of) Industrial Development Authority (Mayo Clinic); Series 2014 B, VRD Health Facilities RB (h)	0.03%	11/15/52	800	800,000
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,870	4,133,082
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (d)	6.55%	12/01/37	2,865	2,925,108
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	550	601,854
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	2,680	3,042,309
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,405	1,423,349
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/29	2,015	2,311,044
				39,236,983

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arkansas–0.16%

Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/42	$1,420	$1,558,280

California–17.04%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(i)	0.00%	09/01/20	2,630	2,330,995
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/29	160	160,205
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(e)(f)	5.00%	04/01/18	5,905	6,744,337
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (i)	0.00%	08/01/28	1,050	693,158
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (c)	5.00%	12/01/24	1,200	1,369,608
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	1,450	1,652,246
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	1,450	1,650,637
Series 2008 AE, Water System RB (c)	5.00%	12/01/27	900	1,023,192
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	1,450	1,643,213
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,400	1,642,802
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (d)	5.30%	08/01/23	2,630	2,708,768
Series 2008 K, Home Mortgage RB (d)	5.45%	08/01/28	5,700	5,836,401
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (d)(g)	5.00%	07/01/27	1,740	1,900,498
Series 2012, Water Furnishing RB (d)(g)	5.00%	07/01/30	2,025	2,190,827
Series 2012, Water Furnishing RB (d)(g)	5.00%	07/01/37	4,445	4,775,575
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (d)	5.00%	07/01/27	2,500	2,574,725
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,029,000
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,260	1,341,270
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,750	2,038,575
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM) (b)	5.25%	10/01/19	105	105,427
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,575	1,856,389
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (e)(f)	5.25%	07/01/19	1,590	1,897,649
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	910	1,070,597
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,090	5,855,434
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,300	2,650,175
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	730	861,349
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	3,430	3,841,703
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,665	5,437,057
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,000	1,192,080
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,044,600
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS-AMBAC) (b)	5.00%	06/01/36	2,000	2,107,860
Coachella (City of) Redevelopment Agency (Merged Project Areas); Series 2006 A, Sub. Tax Allocation RB (INS-AMBAC) (b)	5.25%	09/01/36	3,390	3,471,767
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	595	608,709
Desert Community College District (Election of 2004); Series 2007 B, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/32	500	546,665
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	5,795	6,670,045
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	2,000	2,043,820
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	6,150	5,809,659
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	7,000	5,800,130
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,725	1,970,536

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (b)	5.00%	06/01/31	$1,000	$1,020,450
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,000	1,133,770
Series 2012-B, Waterworks RB (c)	5.00%	07/01/43	6,500	7,294,495
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM) (b)	5.50%	10/01/18	865	944,130
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	150	163,034
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,450	1,568,422
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,750	3,078,130
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	525	588,919
San Diego (County of) Water Authority; Series 2004 A, COP (e)(f)	5.00%	05/01/15	2,690	2,745,791
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	8,460	9,745,835
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	1,085,600
Series 2011 F, Ref. Second Series RB (d)	5.00%	05/01/25	1,210	1,385,051
Series 2011 F, Ref. Second Series RB (d)	5.00%	05/01/26	2,420	2,747,063
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	5,250	6,037,238
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,800	4,347,276
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	870	981,551
Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (b)	5.00%	07/01/35	1,000	1,026,790
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/29	1,950	2,307,143
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,300	3,708,012
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(i)	0.00%	08/01/25	1,485	1,037,970
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(i)	0.00%	08/01/26	1,350	901,463
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS-SGI) (b)	5.00%	09/01/26	2,500	2,770,925
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (i)	0.00%	08/01/32	4,650	2,136,024
				161,902,765

Colorado–4.97%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (c)	5.00%	03/01/41	3,500	3,906,210
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI) (b)	5.50%	05/01/36	5,000	5,016,900
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (b)	5.00%	06/01/37	2,500	2,590,200
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	1,500	1,632,120
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	7,400	7,859,540
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,870,017
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/35	3,000	3,557,400
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	420	406,455
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	650	605,306
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,500	1,690,065
Series 2010, Private Activity RB	6.00%	01/15/41	700	784,896
Series 2010, Private Activity RB	6.50%	01/15/30	1,850	2,151,846
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	2,500	2,803,850
Series 2013 A, Sub. Airport System RB (d)	5.25%	11/15/43	3,000	3,317,010
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	2,000	2,055,520
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	1,400	1,432,816
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	840	855,498
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,500	1,520,190

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	$2,110	$2,124,918
				47,180,757

Connecticut–0.52%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(d)	6.60%	07/01/24	3,800	3,813,300
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (d)	5.50%	04/01/21	1,000	1,152,120
				4,965,420

District of Columbia–3.21%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,660	2,739,188
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	3,115	3,672,211
Series 2009, Hospital RB	6.50%	10/01/29	1,990	2,371,304
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (e)(f)	5.50%	10/01/17	8,000	9,102,720
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	1,225	1,363,094
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	2,350	2,595,176
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	3,000	3,102,240
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/26	380	428,230
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/28	760	844,064
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/27	380	425,034
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	3,625	3,832,640
				30,475,901

Florida–12.69%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	1,021,940
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	1,085	1,178,429
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,159,860
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (b)	5.00%	04/01/31	2,000	2,052,000
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	4,125	4,677,461
Series 2013 C, Airport System RB	5.25%	10/01/38	3,000	3,390,060
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/41	870	947,369
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,970	3,302,254
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (g)	7.75%	05/15/35	1,650	1,834,734
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (g)	6.50%	05/15/20	1,645	1,656,137
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,800	2,088,396
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	445	472,817
Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS-BHAC) (b)	5.00%	07/01/27	6,000	6,656,340
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/26	2,540	2,822,016
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/27	2,580	2,862,226
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/28	2,805	3,098,066
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/32	2,500	2,742,950
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (d)	5.13%	06/01/27	1,080	1,225,994
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(d)	5.38%	10/01/33	1,500	1,669,500
Series 2008 A, RB (INS-AGC) (b)(c)(d)	5.50%	10/01/38	3,325	3,710,733
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/39	4,000	4,443,000
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	1,895	2,064,413

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/44	$1,180	$1,277,173
Miami-Dade (County of) (Florida Public Improvement); Series 1988 DD, Unlimited Tax GO Bonds (INS-AMBAC) (b)	7.75%	10/01/15	830	880,995
Miami-Dade (County of) (Miami International Airport); Series 2004, Aviation RB (INS-AGC) (b)(d)	4.75%	10/01/36	1,030	1,030,927
Series 2005, Aviation RB (INS-AGC) (b)(d)	5.00%	10/01/38	790	805,626
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/25	650	739,681
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	1,370	1,446,734
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	5,000	5,448,250
Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/35	720	801,958
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	360	416,156
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	825	945,862
Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGM) (b)	5.00%	10/01/39	1,000	1,130,710
Series 2012 A, Ref. Aviation RB (d)	5.00%	10/01/28	1,500	1,682,010
Series 2012 A, Ref. Aviation RB (d)	5.00%	10/01/30	1,080	1,205,507
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	1,000	1,131,700
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,450	1,618,504
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	2,295	2,541,621
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	2,450	2,745,494
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (j)	6.13%	05/01/35	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	165	165,515
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	225	221,852
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,400	1,519,742
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	4,150	4,893,473
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	600	707,490
Series 2011, Ref. RB (c)	5.00%	10/01/31	4,650	5,391,303
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(f)	5.35%	05/01/18	5,000	5,681,350
Reunion East Community Development District; Series 2005, Special Assessment RB (j)	5.80%	05/01/36	490	318,485
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	1,000	1,085,140
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,095	1,033,132
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (c)	5.00%	08/15/32	7,510	7,957,746
Series 2007, Hospital RB (c)	5.00%	08/15/42	4,000	4,220,200
Series 2007, Hospital RB	5.00%	08/15/42	4,000	4,220,200
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB	1.34%	01/01/49	750	284,273
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	278	3
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,050	820,292
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.13%	07/01/34	1,000	1,096,190
				120,541,991

Georgia–3.50%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	375	450,818
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	675	811,472
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	265	312,734

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Atlanta (City of); Series 1999 A, Water & Wastewater RB (INS-NATL) (b)	5.50%	11/01/22	$3,000	$3,540,270
Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	1,897,239
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,600	1,927,840
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,750	2,102,030
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,600	1,915,168
Series 2010 A, General Airport RB (INS-AGM) (b)	5.00%	01/01/35	2,000	2,245,240
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,340	1,463,762
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	5,580	6,260,035
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/23	3,000	3,011,970
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (b)	5.00%	07/01/34	660	718,502
Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building - Newton Campus); Series 2005, RB (INS-AGC) (b)	5.00%	06/01/34	2,000	2,098,160
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (c)	5.00%	09/01/29	3,200	3,685,632
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.00%	10/01/32	250	269,395
Series 2012 A, RB	5.25%	10/01/27	455	505,901
				33,216,168

Hawaii–1.66%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	1,130,330
Series 2010 B, Special Purpose RB	5.75%	07/01/40	370	414,326
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	3,000	3,428,640
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,525	3,825,788
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/34	5,000	5,868,550
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,145,810
				15,813,444

Idaho–0.75%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,158,640
Series 2008 A, RB	6.75%	11/01/37	1,400	1,609,496
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	920	960,517
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/24	1,240	1,393,078
Regents of the University of Idaho; Series 2011, Ref. General RB (f)	5.25%	04/01/21	1,725	2,025,909
				7,147,640

Illinois–22.21%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,750	1,788,833
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	945	1,024,011
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (d)	5.50%	01/01/31	4,000	4,560,880
Series 2014 A, Ref. Second Lien RB (d)	5.00%	01/01/41	1,575	1,697,110
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	10,900	11,436,498
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	10,000	10,486,600
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/26	3,855	4,040,426
Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/26	4,000	4,192,400
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	1,400	1,469,244
Series 2012 B, Ref. Passenger Facility Charge RB (d)	5.00%	01/01/30	4,320	4,716,619
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	3,150	3,510,454

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	$4,525	$4,872,384
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	6,750	7,268,197
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/04	2,830	2,852,442
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (f)(k)	0.87%	06/02/18	1,000	970,870
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.26%	12/01/36	6,900	7,807,143
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	4,735	5,328,201
Chicago (City of); Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.50%	01/01/18	700	757,743
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/37	2,650	2,753,164
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/24	1,000	1,084,570
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	3,875	4,190,658
Series 2011, COP	7.13%	05/01/21	445	479,243
Series 2011, COP	7.13%	05/01/21	875	942,331
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,400	2,615,256
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	4,085	4,446,686
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,485	2,637,828
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/31	1,400	1,547,924
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	1,105	1,213,279
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/33	2,300	2,553,989
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (b)	8.10%	12/01/15	285	305,942
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,109,900
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,810	1,904,102
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	2,300	2,384,755
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,850	2,076,921
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	625	665,388
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,076,070
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/24	3,070	3,512,479
Series 2009 A, RB (c)	5.75%	08/15/30	1,900	2,202,689
Series 2009 B, RB	5.00%	08/15/16	380	409,347
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,860,990
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,990	1,363,130
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (b)	5.50%	05/15/24	6,000	6,624,660
Series 2009, Ref. RB	6.13%	05/15/25	775	884,182
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,650	1,919,973
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,033,950
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,845	3,388,850
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (e)(f)	5.50%	08/01/17	7,500	8,154,600
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	2,190	2,193,723
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	1,105	1,233,644
Series 2010 A, Ref. RB	6.00%	08/15/38	2,750	3,100,020
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	1,530	1,728,181
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	4,080	4,581,758
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (d)	5.05%	08/01/29	1,335	1,378,601

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	$2,750	$2,995,410
Series 2012 A, RB	5.00%	06/15/42	1,500	1,620,690
Series 2012 B, RB	5.00%	12/15/28	1,110	1,262,536
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/31	1,530	1,725,167
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/32	1,395	1,569,347
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	4,625	5,170,519
Series 2014 C, RB	5.00%	01/01/39	6,240	7,043,962
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	3,025	3,404,728
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,415	1,530,634
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	3,520	3,764,077
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/34	1,650	1,787,874
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	3,900	4,279,977
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	6,030	7,094,235
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	5,665,100
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (d)	7.00%	12/01/42	665	690,782
				210,943,876

Indiana–4.73%

East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS-AMBAC) (b)	6.25%	01/05/16	835	856,526
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	9,200	9,655,216
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,080	1,109,549
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,625	4,211,561
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,569,726
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, Tax-Exempt RB (d)	5.00%	09/01/46	1,895	2,026,987
Series 2014, Tax-Exempt RB (d)	5.25%	09/01/34	1,105	1,225,047
Series 2014, Tax-Exempt RB (d)	5.25%	09/01/40	1,580	1,734,824
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,125	2,227,255
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (d)	5.00%	07/01/40	6,405	6,799,612
Series 2013 A, Private Activity RB (d)	5.00%	07/01/48	730	772,267
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,535	1,627,576
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	4,265	4,474,923
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	345	357,551
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/38	2,000	2,271,220
New Albany Floyd County School Building Corp.; Series 2005, Ref. First Mortgage RB (e)(f)	5.00%	07/15/15	1,800	1,855,134
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (d)	5.88%	01/01/24	1,500	1,670,670
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (g)	5.75%	09/01/42	500	523,600
				44,969,244

Iowa–0.66%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(l)	5.00%	06/01/25	975	1,121,504
Series 2009 A, Special Obligation RB (c)(l)	5.00%	06/01/26	730	839,690
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,500	2,590,950

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa –(continued)

Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS-AGC) (b)	5.25%	08/15/29	$1,500	$1,697,130
				6,249,274

Kansas–1.26%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,250	1,458,500
Series 2009 C, Hospital RB	5.50%	11/15/29	335	384,928
Series 2009 C, Hospital RB (c)	5.75%	11/15/38	3,400	3,896,570
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	2,000	2,301,720
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,625,280
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	2,080	2,318,618
				11,985,616

Kentucky–2.86%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	2,000	2,155,920
Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/42	1,000	1,079,630
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.38%	06/01/40	1,950	2,251,880
Series 2010 A, Hospital RB	6.50%	03/01/45	4,550	5,280,366
Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,985	2,292,298
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	2,110	2,434,581
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,370	2,728,344
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,140,680
Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	1,000	1,100,860
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	5,405	5,607,309
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,141,110
				27,212,978

Louisiana–2.56%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.25%	10/01/30	550	611,320
Series 2010, RB (INS-AGM) (b)	5.50%	10/01/35	960	1,070,525
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	1,360	476,000
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,450	1,501,983
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (e)(f)	5.50%	05/15/26	2,000	2,614,980
Louisiana Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (INS-AMBAC) (b)	5.00%	06/01/20	1,000	1,062,330
Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,650	3,116,956
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/44	940	1,038,390
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (f)	4.00%	06/01/22	1,750	1,895,758
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	4,125	4,358,227
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	1,085	1,195,952
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	2,065	2,297,684
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,735	1,922,085
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	1,085	1,204,925
				24,367,115

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–0.75%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	$505	$525,261
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	790,420
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	2,715	2,881,565
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,815	1,959,456
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	930	1,020,089
				7,176,791

Massachusetts–1.73%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,268,787
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,800	3,057,460
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/39	282	219,354
Series 2011 A-1, RB	6.25%	11/15/46	496	385,066
Series 2011 A-2, RB	5.50%	11/15/46	41	31,555
Series 2011 B, CAB RB (i)	0.00%	11/15/56	206	206
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	1,230	1,408,141
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	275	326,791
Series 2011 I, RB	7.25%	01/01/32	1,050	1,286,240
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/35	6,450	7,421,564
				16,405,164

Michigan–1.57%

Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (f)	5.50%	01/15/15	625	629,294
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	750	839,805
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB	5.00%	07/01/44	1,585	1,666,104
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB (INS-AGM) (b)	5.00%	07/01/33	2,000	2,204,020
Series 2014-D-2, Water Supply Ref. Senior Lien RB (INS-AGM) (b)	5.00%	07/01/28	2,000	2,250,400
Series 2014-D-4, Water Supply Ref. RB	5.00%	07/01/29	790	871,931
Series 2014-D-6, Water Supply Ref. RB	5.00%	07/01/33	790	859,283
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL) (b)	6.95%	09/01/22	1,000	1,322,080
Oakland University; Series 2012, General RB	5.00%	03/01/42	3,000	3,261,030
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	870	978,950
				14,882,897

Minnesota–0.55%

Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,042
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	2,850	3,324,240
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,600	1,885,168
				5,219,450

Missouri–1.71%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/29	500	561,420
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	509,040
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	1,175	1,394,619
Series 2011 A, Ref. RB	5.50%	09/01/25	305	359,586
Series 2011 A, Ref. RB	5.50%	09/01/27	1,375	1,603,456
Series 2011 A, Ref. RB	5.50%	09/01/28	2,380	2,737,500

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	$380	$393,893
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	2,375	2,381,816
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,325	1,442,832
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist Medical Center); Series 1989, Health Facilities RB (e)	7.63%	07/01/18	775	798,529
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (e)(f)	5.00%	01/01/16	1,000	1,051,350
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	825	835,898
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	644,723
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,506,072
				16,220,734

Nebraska–2.12%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	5,500	6,036,415
Series 2012, Gas RB	5.00%	09/01/42	2,000	2,158,440
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/44	1,000	1,082,230
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.13%	04/01/29	1,000	1,132,000
Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.38%	04/01/39	1,000	1,138,550
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (b)	5.00%	01/01/37	2,000	2,163,460
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/36	5,775	6,461,128
				20,172,223

Nevada–1.38%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	561,230
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/39	1,000	1,127,880
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	290	304,094
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/42	3,000	3,348,330
Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/23	1,500	1,536,060
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	06/01/26	1,600	1,790,784
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	4,250	4,417,790
				13,086,168

New Hampshire–0.18%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (b)	5.13%	01/01/30	1,000	1,075,240
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(d)	6.30%	05/01/22	650	653,055
				1,728,295

New Jersey–6.93%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	440	485,843
Series 2010 A, RB	5.88%	06/01/42	2,100	2,322,411
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (d)	5.00%	01/01/28	1,000	1,113,440
Series 2013, Private Activity RB (d)	5.38%	01/01/43	1,000	1,091,950
Series 2013, Private Activity RB (d)	5.50%	01/01/27	1,200	1,392,576
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	30,000	34,208,700
Series 2007 U, School Facilities RB (INS-AGM) (b)(c)	5.00%	09/01/32	3,000	3,265,440
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	4,300	4,770,463

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/19	$2,000	$2,007,600
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (d)	5.00%	12/01/23	1,500	1,695,315
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	3,145	3,145,063
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	6,445	5,942,870
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	5,085	4,383,982
				65,825,653

New Mexico–1.02%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (f)	5.20%	06/01/20	1,000	1,123,350
Series 2010 C, Ref. PCR	5.90%	06/01/40	3,250	3,629,080
Jicarilla Apache Nation; Series 2003 A, RB (g)	5.00%	09/01/18	1,230	1,230,049
Series 2003 A, RB (g)	5.50%	09/01/23	1,250	1,244,400
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	2,100	2,427,537
				9,654,416

New York–17.41%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	2,150	2,529,088
Series 2009, PILOT RB	6.38%	07/15/43	900	1,062,162
Long Island Power Authority; Series 2004-A, RB (INS-AMBAC) (b)	5.00%	09/01/34	565	566,836
Series 2011 A, Electric System General RB (INS-AGM) (b)	5.00%	05/01/36	1,045	1,156,951
Metropolitan Transportation Authority; Series 2013 A, RB	5.00%	11/15/38	2,325	2,593,863
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/32	1,500	1,483,140
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	1,500	1,478,115
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	1,081	11
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL) (b)(d)	5.75%	12/01/25	3,000	3,008,730
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,700	3,148,767
New York & New Jersey (States of) Port Authority; One Hundred Fifty-Second Series 2008, Consolidated RB (c)(d)	5.00%	11/01/28	6,300	6,825,987
One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	21,900	23,400,588
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	10,500	11,961,705
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	7,335	8,128,354
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	1,800	2,020,914
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/28	935	1,063,787
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/29	745	846,253
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/30	745	844,897
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (c)	5.00%	04/01/26	2,850	3,253,133
New York (City of); Series 2009 H-1, Unlimited Tax GO Bonds	5.00%	03/01/16	1,500	1,588,980
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,200	1,364,220
Subseries 2006-I-5, VRD Unlimited Tax GO Bonds (LOC- Bank of New York Mellon) (h)(m)	0.04%	04/01/36	2,200	2,200,000
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/27	1,440	1,633,219
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/28	1,440	1,633,219
Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	7,200	8,007,264
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/28	600	773,244
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	505	656,768
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (c)	5.00%	07/01/35	6,085	6,462,392
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	4,125	4,785,083

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (b)	5.00%	08/01/29	$1,995	$2,008,367
New York (State of) Dormitory Authority; Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	2,195	2,305,913
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	9,400	10,638,638
Series 2014 C, Personal Income Tax RB (c)	5.00%	06/15/40	6,985	7,955,705
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014, VRD RB (LOC - PNC Bank N.A.) (h)(m)	0.04%	11/01/46	8,100	8,100,000
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	940	1,081,056
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	2,400	2,754,744
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	2,650	3,034,542
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/28	2,600	2,953,678
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	6,855	7,933,292
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	2,400	2,845,728
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (g)	5.00%	11/15/44	6,310	6,438,977
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,360	2,625,476
Syracuse (City of) Industrial Development Agency (Syracuse University); Series 2008 A-2, VRD RB (LOC- JP Morgan Chase Bank, N.A.) (h)(m)	0.04%	12/01/37	200	200,000
				165,353,786

North Carolina–1.94%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/39	3,915	4,357,395
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	5,165	5,863,257
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	855	877,187
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (b)	5.13%	01/01/24	1,355	1,496,665
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/36	1,875	2,126,869
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/41	3,320	3,736,760
				18,458,133

North Dakota–0.17%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,500	1,596,975

Ohio–6.26%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	500	546,090
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,750	4,122,000
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/33	2,400	2,641,560
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (g)	6.50%	01/01/34	1,410	1,502,468
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	412,284
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	3,310	3,639,146
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/41	1,500	1,637,490
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	3,250	3,652,350
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	960	1,116,710
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/24	4,900	5,418,224
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,525	5,003,247
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,575	5,058,852
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	2,000	2,396,800
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	1,625	1,721,346
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (f)	5.80%	12/01/19	1,000	1,114,100

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	$1,500	$1,730,115
Series 2009 C, Ref. PCR	5.63%	06/01/18	5,100	5,674,770
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,055	2,282,036
Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,065	1,179,871
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (e)(f)	6.75%	01/15/15	2,750	2,773,815
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP-GNMA) (c)	5.50%	09/01/39	51	51,045
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/33	3,000	3,465,600
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (f)	5.88%	06/01/16	2,140	2,294,166
				59,434,085

Oklahoma–0.44%

McAlester (City of) Public Works Authority; Series 2002, Utility System CAB RB (INS-AGM) (b)(i)	0.00%	02/01/31	1,000	600,300
Series 2002, Utility System CAB RB (INS-AGM) (b)(i)	0.00%	02/01/34	3,970	2,115,454
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (d)(e)	6.00%	06/01/20	1,250	1,427,025
				4,142,779

Oregon–0.10%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (e)(f)	5.25%	04/01/19	315	370,714
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (g)	6.38%	11/01/33	535	582,048
				952,762

Pennsylvania–1.54%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,450	1,612,371
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,700	2,983,851
Geisinger Authority (Geisinger Health System Foundation); Series 2013, VRD Health System RB (h)	0.03%	10/01/43	500	500,000
Pennsylvania (State of) Turnpike Commission; Subseries 2010 B-2, Sub. Conv. CAB RB (n)	5.75%	12/01/28	3,600	3,895,596
Subseries 2010 B-2, Sub. Conv. CAB RB (n)	6.00%	12/01/34	2,200	2,366,804
Subseries 2014 A-2, Sub. Conv. CAB RB (n)	5.13%	12/01/39	2,500	1,705,125
Philadelphia (City of) (1975 General Ordinance); Eighteenth Series 2004, Gas Works RB (INS-AGC) (b)	5.25%	08/01/20	1,000	1,003,920
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/31	500	562,355
				14,630,022

Puerto Rico–0.42%

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	5,415	3,949,214

Rhode Island–0.32%

Rhode Island Economic Development Corp.; Series 2005 C, Ref. Airport RB (INS-NATL) (b)	5.00%	07/01/28	3,000	3,031,230

South Carolina–3.95%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (c)(e)(f)	5.25%	12/01/15	12,500	13,135,750
Series 2005, Installment Purchase RB (c)(e)(f)	5.25%	12/01/15	7,500	7,881,450
Dorchester County School District No. 2 (Growth); Series 2006, Installment Purchase RB (INS-AGC) (b)	5.00%	12/01/29	4,000	4,279,720
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/34	1,590	1,824,604
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.38%	02/01/29	1,000	1,105,950
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,128,990
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	2,000	2,272,640

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	$517	$488,144
Series 2012, Ref. RB	6.00%	11/15/47	129	115,492
Series 2012, Ref. Sub. CAB RB (i)	0.00%	11/15/47	222	13,070
Series 2012, Ref. Sub. CAB RB (i)	0.00%	11/15/47	76	4,507
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	4,650	5,237,574
				37,487,891

South Dakota–0.12%

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (b)	5.50%	08/01/38	1,000	1,122,820

Tennessee–1.09%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,764,297
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,650	2,769,621
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (b)	5.25%	11/01/30	525	602,779
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	4,700	5,217,893
				10,354,590

Texas–18.65%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (d)	4.85%	04/01/21	2,025	2,094,295
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,000	1,072,220
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	2,400	2,704,248
Series 2013 A, Ref. Water & Wastewater System RB	5.00%	11/15/43	1,000	1,124,240
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2007, Ref. RB	5.00%	07/01/33	735	746,562
Series 2007, Ref. RB	5.00%	07/01/37	580	588,132
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,650	1,861,992
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	2,925	3,346,171
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	245	245,987
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/34	7,000	7,831,600
Series 2013 A, Joint Improvement RB (d)	5.00%	11/01/30	2,250	2,528,955
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)	5.00%	08/15/28	2,000	2,225,280
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	8,100	8,947,179
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/42	1,500	1,684,425
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/36	1,695	1,933,029
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/27	1,930	2,237,874
Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/28	1,500	1,718,010
Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/32	1,500	1,695,690
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (e)(f)	7.25%	12/01/18	1,050	1,308,762
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,650	1,834,420
Houston (City of); Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (b)(d)	5.13%	07/01/32	1,365	1,366,925
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/36	12,850	14,071,136
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/31	1,920	2,233,018
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	9,080	10,398,870
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	5,230	5,604,311

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	$1,250	$1,363,275
Lower Colorado River Authority; Series 2012-A, Ref. RB (e)(f)	5.00%	05/15/22	5	6,068
Series 2012-A, Ref. RB (e)(f)	5.00%	05/15/22	5	6,068
Series 2012-A, Ref. RB	5.00%	05/15/33	2,875	3,235,439
Series 2012-A, Ref. RB	5.00%	05/15/36	3,795	4,209,414
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (e)(f)	6.25%	02/15/19	1,450	1,654,581
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (b)	5.00%	04/01/46	1,000	1,088,190
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,540	1,699,452
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,360	1,534,719
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,132,350
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(i)	0.00%	01/01/28	4,100	2,482,304
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,650	4,048,434
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	4,470	5,279,428
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	3,310	3,729,112
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/32	485	535,222
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/37	525	573,085
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	225	226,987
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,033,110
Series 2007, Retirement Facility RB	5.75%	11/15/37	695	711,965
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,000	5,324,750
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	400	411,160
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (e)(f)	6.50%	01/01/19	205	248,298
Series 2008, Ref. RB (INS-AGC) (b)	6.50%	07/01/37	795	911,754
Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	4,200	4,813,242
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS-AGM) (b)	5.00%	12/01/30	925	993,145
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	7,615	8,533,369
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,505	3,784,944
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	1,000	1,137,740
Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,413,220
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	6,890	8,479,385
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/28	3,085	3,411,609
Series 2012, Gas Supply RB	5.00%	12/15/29	3,975	4,381,165
Series 2012, Gas Supply RB	5.00%	12/15/31	4,515	4,939,952
Series 2012, Gas Supply RB	5.00%	12/15/32	1,495	1,621,597
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,820	3,338,936
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (d)	7.00%	12/31/38	1,850	2,297,533
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	540	565,909
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/33	2,400	2,634,000
				177,194,242

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–0.34%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	$730	$754,878
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (b)(c)	5.00%	06/15/36	2,200	2,445,718
				3,200,596

Virgin Islands–0.38%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,225	3,607,550

Virginia–1.39%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (b)	5.00%	07/15/15	1,000	1,023,090
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (e)	5.50%	06/01/26	675	693,441
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (d)	5.50%	01/01/42	4,490	4,886,871
Series 2012, Sr. Lien RB (d)	6.00%	01/01/37	1,235	1,405,257
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (d)	5.00%	07/01/34	4,270	4,517,746
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	670	709,054
				13,235,459

Washington–5.08%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL) (b)(i)	0.00%	02/01/25	9,850	7,353,517
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (d)	5.50%	07/01/26	975	1,124,516
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (e)(f)	5.00%	01/01/15	1,930	1,938,646
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,250	1,217,425
Series 2008, RB	6.75%	01/01/38	3,000	2,855,310
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	3,780	4,360,495
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/33	2,050	2,351,555
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/41	585	652,427
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	3,630	3,894,409
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS-AGM) (b)	5.50%	08/15/38	4,000	4,353,920
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (e)(f)	7.38%	03/01/19	2,000	2,520,900
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (e)(f)	6.25%	05/15/21	1,325	1,700,757
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/37	1,000	1,073,200
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (g)	6.00%	01/01/27	2,000	2,119,940
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/32	3,250	3,623,490
Washington (State of); Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	1,660	1,803,391
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(i)	0.00%	12/01/29	2,120	1,361,994
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	1,710	1,947,126
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/30	1,795	2,043,913
				48,296,931

West Virginia–0.99%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (d)	5.50%	10/15/37	1,750	1,808,870
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	500	517,530

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	$855	$889,670
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,400	1,509,564
Series 2008, RB	6.25%	10/01/23	1,450	1,538,247
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,400	1,557,486
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,405	1,552,399
				9,373,766

Wisconsin–1.42%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (e)	5.50%	12/15/20	1,500	1,837,185
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (d)	5.38%	11/01/21	600	643,638
Series 2007 B, Collateralized Utility RB (d)	5.75%	11/01/37	535	561,563
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (f)	5.13%	08/15/16	500	538,855
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	3,000	3,284,490
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,600	1,779,232
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,990	2,319,305
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(d)	5.30%	09/01/23	959	1,010,067
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,320	1,538,024
				13,512,359

Wyoming–0.30%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (d)	5.60%	12/01/35	1,000	1,018,630
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,600	1,844,784
				2,863,414
TOTAL INVESTMENTS(o) –165.87% (Cost $1,450,730,408)				1,575,678,688
FLOATING RATE NOTE OBLIGATIONS–(29.14)%

Notes with interest and fee rates ranging from 0.53% to 0.84% at 11/30/2014 and contractual maturities of collateral ranging from 09/01/23 to 10/01/52 (See Note 1D) (p)				(276,835,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(38.68)%				(367,451,231)
OTHER ASSETS LESS LIABILITIES–1.95%				18,552,550
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$949,945,007

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAN	—Bond Anticipation Notes
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertable
COP	—Certificates of Participation
CR	—Custodial Receipts
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer

Jr.	—Junior
LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(d)	Security subject to the alternative minimum tax.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $27,954,829, which represented 2.94% of the Trust’s Net Assets.
(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(i)	Zero coupon bond issued at a discount.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2014 was $794,487, which represented less than 1% of the Trust’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(l)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,150,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	8.0%
Assured Guaranty Corp.	7.2
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Trust’s investments with a value of $490,448,563 are held by Dealer Trusts and serve as collateral for the $276,835,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Opportunity Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2014 was $149,664,860 and $125,241,845, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$128,041,744
Aggregate unrealized (depreciation) of investment securities	(5,714,682)
Net unrealized appreciation of investment securities	$122,327,062
Cost of investments for tax purposes is $1,453,351,626.

Invesco Municipal Opportunity Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Opportunity Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.